Note 46 - Related-Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions Abstract
Disclosure of Related Party Transactions

46. Related-party transactions

As financial institutions, BBVA and other entities in the Group engage in transactions with related parties in the normal course of their business. All of these transactions are not material and are carried out under normal market conditions. As of June 30, 2019, and December 31, 2018, the following are the transactions with related parties:

46.1 Transactions with significant shareholders

As of June 30, 2019 and December 31, 2018, there were no shareholders considered significant (see Note 25).

46.2 Transactions with BBVA Group entities

The main balances in the accompanying consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities of the Group (Millions of Euros)
	June 2019	December 2018
Assets
Loans and advances to credit institutions	122	132
Loans and advances to customers	1.403	1.866
Liabilities
Deposits from credit institutions	2	2
Customer deposits	601	521
Memorandum accounts
Contingent commitments	116	152
Other contingent commitments given	1.030	1.358
Financial guarantees given	103	78

The main balances in the accompanying consolidated income statements resulting from transactions with associates and joint venture entities that are accounted for under the equity method are as follows:

Balances of consolidated income statement arising from transactions with entities of the Group (Millions of Euros)
	June 2019	June 2018
Income statement
Interest and other income	26	11
Interest expense	1	1
Fee and commission income	2	2
Fee and commission expenses	14	26

There were no other material effects in the consolidated financial statements arising from dealings with these entities, other than the effects from using the equity method (see Note 2.1) and from the insurance policies to cover pension or similar commitments (see Note 25) and the futures transactions arranged by BBVA Group with these entities, associates and joint ventures.

In addition, as part of its normal activity, the BBVA Group has entered into agreements and commitments of various types with shareholders of subsidiaries and associates, which have no material effects on the accompanying condensed interim consolidated financial statements.

46.3 Transactions with members of the Board of Directors and Senior Management

The information on the remuneration of the members Board of Directors and Senior Management of BBVA is included in Note 47.

As of June 30, 2019 and December 31, 2018, the amount availed against the loans granted by the Group’s entities to the members of the Board of Directors amounted to €617 and €611 thousand, respectively. The amount availed against the loans by the Group’s entities to the members of Senior Management on those same dates (excluding the executive directors) amounted to €3,759 and €3,783 thousand, respectively.

As of June 30, 2019 and December 31, 2018, there were no loans granted to parties related to the members of the Board of Directors. As of June 30, 2019 and December 31, 2018 the amount availed against the loans to parties related to members of the Senior Management amounted to €61 and €69 thousand, respectively

As of June 30, 2019, and December 31, 2018, no guarantees had been granted to any member of the Board of Directors.

As of June 30, 2019 and December 31, 2018, the amount availed against guarantees arranged with members of the Senior Management amounted to €10 and €38 thousand, respectively.

As of June 30, 2019 and December 31, 2018, no commercial loans and guarantees have been granted with parties related to the members of the Bank’s Board of Directors and the Senior Management.

46.4 Transactions with other related parties

As of June 30, 2019 and December 31, 2018, the Group did not conduct any transactions with other related parties that are not in the ordinary course of its business, which were not carried out at arm's-length market conditions and of marginal relevance; whose information is not necessary to give a true picture of the BBVA Group’s consolidated net equity, net earnings and financial situation.